Investment Law Group, LLP

1230 Peachtree Street, NE

Suite 2445

Atlanta, GA 30309

VIA EDGAR

July 30, 2010

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC   20549

Re:

Acadia Mutual Funds (the “Trust”)

File Nos. 333-162629 and 811-22341

Ladies and Gentlemen:

Enclosed for filing on the EDGAR system is an amended Form N-1A relating to Acadia Mutual Funds (the “Registrant”).  The filing is being made for the purpose of adding the financial statement to the registration statement and responding to certain SEC staff comments.

Should you have any questions, please contact Cynthia D. Baughman at 301.330.4624.

Sincerely,

/s/ Cynthia D. Baughman

Cynthia D. Baughman